SUPPLEMENTARY CASH FLOW INFORMATION - Net Change in Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net (increase) decrease in:
Trade and other receivables	$ 3.0	$ 18.0
Inventories	(21.6)	(1.5)
Other assets	(16.8)	10.6
Net increase (decrease) in:
Trade and other payables	(10.7)	(56.5)
Other liabilities	(6.7)	(15.6)
Movement in above related to foreign exchange	(18.1)	(23.7)
Net change in working capital	$ (70.9)	$ (68.7)